SCHEDULE OF EMPLOYEE BENEFITS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Short-term employee benefits	$ 2,438,663	$ 688,925	$ 3,530,427	$ 1,360,248
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Short-term employee benefits					$ 2,961,866	$ 2,126,750	$ 3,019,824
Severances					17,506	247,860	22,329
Total					$ 2,979,372	$ 2,374,610	$ 3,042,153